Income Taxes (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 14, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Successor [Member]
Income tax benefit/(provision)	$ 1,560		$ 207	$ 3,572
Effective tax rate			3.85%	6.76%
Predecessor [Member]
Income tax benefit/(provision)		$ 0			$ 153
Effective tax rate	(164.00%)				(0.53%)